Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Material Accounting Policies [Abstract]
Schedule of Functional Currency

Translation from RMB to USD were used at the following rates:

	Period end rates	Average rates
December 31, 2022	USD 1.00= RMB 6.8987	USD 1.00=RMB 6.7347
December 31, 2023	USD 1.00= RMB 7.0999	USD 1.00=RMB 7.0809
December 31, 2024	USD 1.00= RMB 7.2993	USD 1.00=RMB 7.1957

Translation from HKD to USD were used at the following rates:

	Period end rates	Average rates
December 31, 2022	USD 1.00= HKD 7.7970	USD 1.00=HKD 7.8305
December 31, 2023	USD 1.00= HKD 7.8109	USD 1.00=HKD 7.8292
December 31, 2024	USD 1.00= HKD 7.7677	USD 1.00=HKD 7.8030

Schedule of Value Added Tax

Current standard Output VAT in effect is 13% and 6% of product sales and taxable services revenue, respectively, according to existing tax laws. The remaining balance of output VAT, after subtracting the deductible input VAT of the period, is VAT payable.

Type of revenue	Standard VAT rate in effect for revenues
Product sales	13%
Services rendered	6%

Schedule of Intangible Assets Estimated Useful Lives	The identifiable intangible assets acquired are amortized on a straight-line basis over the respective useful lives as follows:
Category	Estimated useful lives
Software	5 years
Trademark use rights	1-5 years